Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated operations
Consolidated sales revenue	$ 57,638	$ 53,658	$ 54,041
Net operating costs (excluding items disclosed separately)	(41,784)	(37,745)	(37,052)
Net impairment charges	(341)	(538)	(936)
Gains on consolidation and disposal of interests in businesses	0	1,214	0
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects)	(577)	(936)	(1,230)
Operating profit	14,936	15,653	14,823
Share of profit after tax of equity accounted units	1,478	838	675
Profit before finance items and taxation	16,414	16,491	15,498
Finance items
Net exchange (losses)/gains on external net debt and intragroup balances	(493)	322	(251)
Gains/(losses) on derivatives not qualifying for hedge accounting	22	(92)	(54)
Finance income	465	514	536
Finance costs	(1,062)	(763)	(967)
Amortisation of discount on provisions	(778)	(857)	(977)
Net finance income (expense)	(1,846)	(876)	(1,713)
Profit before taxation	14,568	15,615	13,785
Taxation	(4,319)	(4,041)	(3,832)
Profit after tax for the year	10,249	11,574	9,953
– attributable to owners of Rio Tinto (net earnings)	9,966	11,552	10,058
– attributable to non-controlling interests	$ 283	$ 22	$ (105)
Basic earnings per share (in usd per share)	$ 6.137	$ 7.117	$ 6.203
Diluted earnings per share (in usd per share)	$ 6.084	$ 7.072	$ 6.165